DISCONTINUED OPERATIONS	12 Months Ended
Mar. 31, 2021
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

25.DISCONTINUED OPERATIONS

In March 2019, Just Energy formally approved and commenced the process to dispose of its businesses in Germany, Ireland and Japan. In June 2019, the U.K. was added to the disposal group. The decision was part of a strategic transition to focus on the core business in North America. On November 29, 2019, Just Energy closed its previously announced sale of Hudson U.K. to Shell Energy Retail Limited. On April 10, 2020, the Company announced that it has sold all of the shares of Just Energy Japan KK to Astmax Trading, Inc. The purchase price was nominal, as the business was still in its start-up phase with more liabilities than assets and had fewer than 1,000 customers. The sale of the Japanese subsidiary resulted in a loss on sale of $1.1 million primarily due to the realization of cumulative translation adjustments of exchange differences from accumulated other comprehensive income, which is included in profit (loss) from discontinued operations. As at March 31, 2021, the remaining operations were classified as discontinued operations.

In March 2021, the Company commenced insolvency proceedings for its German operations and is expected to be liquidated within the next 12 months. The tax impact on the discontinued operations is minimal.

During the year ended March 31, 2021, Just Energy sold EdgePower Inc. resulting in a gain of $1.5 million and the results of which have been included in profit (loss) from discontinued operations.

Assets, and liabilities associated with assets, classified as held for sale were as follows:

	As at	As at
	March 31, 2021	March 31, 2020
ASSETS
Current assets
Cash and cash equivalents	$—	$898
Current trade and other receivables, net	—	4,978
Income taxes recoverable	—	12
Other current assets	—	1,140
	—	7,028
Non-current assets
Property and equipment	—	38
Intangible assets	—	545
ASSETS CLASSIFIED AS HELD FOR SALE	$—	$7,611

Liabilities
Current liabilities
Trade and other payables	$—	$4,823
Deferred revenue	—	83
LIABILITIES ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE	$—	$4,906